8. FAIR VALUE MEASUREMENTS (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Significant assumptions used in the valuations
Fair value	$ 8,079,000	$ 4,892,000
Original Issuance 03/28/2013
Significant assumptions used in the valuations
Exercise price	$ 7.80
Volatility	71.10%
Risk free interest rate	0.24%
Term (years)	2 years
Discount for Marketability restrictions	38.20%
Warrants Outstanding	788,000
Fair value	882,000
Original issuance 1/11/2013
Significant assumptions used in the valuations
Exercise price	$ 7.80
Volatility	72.50%
Risk free interest rate	0.77%
Term (years)	4 years 9 months 14 days
Discount for Marketability restrictions	54.40%
Warrants Outstanding	1,709,000
Fair value	2,728,000
Original issuance 9/26/2012
Significant assumptions used in the valuations
Exercise price	$ 8.85	$ 8.85
Volatility	84.20%	70.20%
Risk free interest rate	0.31%	0.36%
Term (years)	2 years 5 months 26 days	2 years 8 months 26 days
Discount for Marketability restrictions	75.90%	53.90%
Warrants Outstanding	1,771,000	1,833,000
Fair value	776,000	1,112,000
Original issuance 7/3/2012
Significant assumptions used in the valuations
Exercise price	$ 7.50	$ 7.50
Volatility	71.10%	76.10%
Risk free interest rate	0.57%	0.72%
Term (years)	4 years 3 months 4 days	4 years 6 months 4 days
Discount for Marketability restrictions	51.80%	55.50%
Warrants Outstanding	1,812,000	1,867,000
Fair value	2,880,000	2,756,000
Original issuance 7/3/2012 (2nd one)
Significant assumptions used in the valuations
Exercise price	$ 6.45	$ 6.45
Volatility	63.70%	69.30%
Risk free interest rate	0.14%	0.16%
Term (years)	9 months 4 days	1 year 4 days
Discount for Marketability restrictions	57.60%	55.50%
Warrants Outstanding	804,000	930,000
Fair value	335,000	509,000
Original issuance 12/13/2011
Significant assumptions used in the valuations
Exercise price	$ 11.25	$ 12.45
Volatility	68.10%	74.40%
Risk free interest rate	0.57%	0.54%
Term (years)	3 years 8 months 16 days	3 years 11 months 12 days
Discount for Marketability restrictions	47.10%	52.30%
Warrants Outstanding	306,000	330,000
Fair value	478,000	480,000
Original issuance 10/6/2010
Significant assumptions used in the valuations
Exercise price		$ 1.80
Volatility		76.00%
Risk free interest rate		0.72%
Term (years)		4 years 9 months 18 days
Discount for Marketability restrictions		46.40%
Warrants Outstanding		17,000
Fair value		$ 35,000